Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation
Summary of activity for restricted shares of common stock

  The following summarizes the activity for the year ended December 31, 2012, for restricted shares of common stock:

Number of Shares
Nonvested restricted shares, beginning of year	95,636
Granted	77,250
Vested	(114,001)
Forfeited	(7,385)

Nonvested restricted shares, end of year	51,500